Owners' Capital/Partners' Equity - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Balance at the beginning of the year	[1]	$ 798,038	$ 742,642		$ 677,482
Capital contributions			40,385		39,786
Dividend Declared					(10,800)
Distributions declared		(90,280)	(65,577)		(51,193)
Profit attributable to GasLog's operations			15,199		18,710
Other comprehensive income attributable to GasLog's operations			2,527		593
Total comprehensive income attributable to GasLog's operations		18,716	17,726		19,303
Balance at the end of the year		910,154	798,038	[1]	742,642	[1]
Share capital
Balance at the beginning of the year		36	48		84
Net contribution to the Partnership		(36)	(12)		(36)
Balance at the end of the year			36		48
Contributed surplus
Balance at the beginning of the year		137,817	158,092		257,806
Capital contributions			40,385		39,786
Net contribution to the Partnership		(137,817)	(60,660)		(139,500)
Balance at the end of the year			137,817		158,092
Cash flow hedging reserve
Balance at the beginning of the year			(2,527)		(3,120)
Other comprehensive income attributable to GasLog's operations			2,527		593
Total comprehensive income attributable to GasLog's operations			2,527		593
Balance at the end of the year					(2,527)
Retained earnings
Balance at the beginning of the year		17,816	8,851		14,572
Dividend Declared					(10,800)
Profit attributable to GasLog's operations		18,716	15,199		18,710
Total comprehensive income attributable to GasLog's operations		18,716	15,199		18,710
Net contribution to the Partnership		(36,532)	(6,234)		(13,631)
Balance at the end of the year			17,816		8,851
Total Owners' Capital
Balance at the beginning of the year	[1]	155,669	164,464		269,342
Capital contributions			40,385		39,786
Dividend Declared					(10,800)
Profit attributable to GasLog's operations		18,716	15,199		18,710
Other comprehensive income attributable to GasLog's operations			2,527		593
Total comprehensive income attributable to GasLog's operations		18,716	17,726		19,303
Net contribution to the Partnership		$ (174,385)	(66,906)		(153,167)
Balance at the end of the year	[1]		$ 155,669		$ 164,464

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).